T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.1%
Government Bonds 0.1%
Republic of Argentina, 5.25%, 1/15/28 (EUR)	1,360,000	369
Total Argentina (Cost $1,285)		369

BRAZIL 7.9%
Government Bonds 7.9%
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/23	775,079	163
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 8/15/28	149,054	33
Brazil Notas do Tesouro Nacional, Series B, Inflation-Indexed,
6.00%, 5/15/45	10,039,587	2,345
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	451,000	91
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/23	45,479,000	9,711
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	55,750,000	12,094
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	32,700,000	7,129
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/29	200,000	43
Republic of Brazil, 12.50%, 1/5/22	91,000	19
Total Brazil (Cost $40,311)		31,628

CHILE 2.4%
Corporate Bonds 0.4%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)	1,700,000	1,467
		1,467
Government Bonds 2.0%
Bonos de la Tesoreria de la Republica, 4.00%, 3/1/23 (1)	30,000,000	37
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	4,825,000,000	6,165
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	35,000,000	45
Bonos de la Tesoreria de la Republica, 5.00%, 3/1/35	5,000,000	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Bonos de la Tesoreria de la Republica, 6.00%, 1/1/43	1,265,000,000	1,889
		8,143
Total Chile (Cost $11,394)		9,610

CHINA 3.8%
Corporate Bonds 0.6%
China Evergrande Group, 9.50%, 4/11/22 (USD)	1,450,000	1,193
Shimao Property Holdings, 5.60%, 7/15/26 (USD)	1,130,000	1,082
		2,275
Government Bonds 3.2%
China Development Bank, 3.68%, 2/26/26	34,480,000	5,052
People's Republic of China, 3.13%, 11/21/29	14,000,000	2,065
People's Republic of China, 3.22%, 12/6/25	23,770,000	3,481
People's Republic of China, 3.57%, 6/22/24	14,500,000	2,148
		12,746
Total China (Cost $15,256)		15,021
COLOMBIA 3.9%
Corporate Bonds 0.4%
Empresas Public de Medellin, 7.625%, 9/10/24	4,371,000,000	1,045
Empresas Public de Medellin, 7.625%, 9/10/24 (1)	1,862,000,000	445
		1,490
Government Bonds 3.5%
Republic of Colombia, 6.00%, 4/28/28	16,977,800,000	3,904
Republic of Colombia, 6.25%, 11/26/25	85,000,000	20
Republic of Colombia, 7.00%, 5/4/22	2,463,500,000	630
Republic of Colombia, 7.50%, 8/26/26	29,679,100,000	7,485
Republic of Colombia, 7.75%, 9/18/30	145,000,000	37
Republic of Colombia, Inflation-Indexed, 3.30%, 3/17/27	7,663,300,400	1,948
		14,024
Total Colombia (Cost $21,227)		15,514

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CZECH REPUBLIC 0.8%
Government Bonds 0.8%
Czech Republic, 0.95%, 5/15/30	860,000	33
Czech Republic, 2.00%, 10/13/33	26,600,000	1,100
Czech Republic, 2.40%, 9/17/25	1,800,000	77
Czech Republic, 2.50%, 8/25/28	46,220,000	2,045
Total Czech Republic (Cost $3,530)		3,255

EGYPT 1.3%
Government Bonds 1.3%
Arab Republic of Egypt, 15.25%, 12/9/24	14,440,000	966
Arab Republic of Egypt Treasury Bills, 15.40%, 6/16/20	68,425,000	4,269
Total Egypt (Cost $4,965)		5,235

GHANA 0.4%
Government Bonds 0.4%
Republic of Ghana, 7.875%, 2/11/35 (USD) (1)	2,150,000	1,524
Total Ghana (Cost $2,143)		1,524

HUNGARY 3.3%
Government Bonds 3.3%
Republic of Hungary, 1.75%, 10/26/22	19,000,000	59
Republic of Hungary, 2.50%, 10/24/24	1,543,880,000	4,928
Republic of Hungary, 3.00%, 10/27/27	933,920,000	3,018
Republic of Hungary, 3.50%, 6/24/20	43,580,000	134
Republic of Hungary, 5.50%, 6/24/25	1,381,370,000	5,023
Republic of Hungary, 7.00%, 6/24/22	13,600,000	47
Total Hungary (Cost $15,055)		13,209

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
INDIA 3.2%
Corporate Bonds 0.8%
HDFC Bank, 8.10%, 3/22/25	130,000,000	1,740
Housing Development Finance, 6.875%, 4/30/20	120,000,000	1,597
		3,337
Government Bonds 2.4%
Government of India, 8.26%, 8/2/27	193,000,000	2,759
Government of India, 8.40%, 7/28/24	270,000,000	3,919
Government of India, 8.60%, 6/2/28	136,520,000	2,017
National Highways Authority of India, 7.30%, 5/18/22	80,000,000	1,073
		9,768
Total India (Cost $14,052)		13,105

INDONESIA 9.2%
Corporate Bonds 1.5%
Jasa Marga (Persero), 7.50%, 12/11/20 (1)	30,000,000,000	1,822
Standard Chartered Bank, CLN (Reference: Republic of
Indonesia), 9.00%, 3/19/29 (1)	63,100,000,000	4,086
		5,908
Government Bonds 7.7%
Republic of Indonesia, 6.125%, 5/15/28	180,067,000,000	9,730
Republic of Indonesia, 6.625%, 5/15/33	14,280,000,000	754
Republic of Indonesia, 7.00%, 9/15/30	390,000,000	22
Republic of Indonesia, 8.125%, 5/15/24	200,000,000	13
Republic of Indonesia, 8.25%, 5/15/36	2,344,000,000	140
Republic of Indonesia, 8.375%, 3/15/24	464,000,000	30
Republic of Indonesia, 8.375%, 9/15/26	18,435,000,000	1,167
Republic of Indonesia, 8.375%, 3/15/34	510,000,000	31
Republic of Indonesia, 8.75%, 5/15/31	209,157,000,000	13,102
Republic of Indonesia, 9.00%, 3/15/29	60,700,000,000	3,930
Republic of Indonesia, 9.50%, 5/15/41	26,938,000,000	1,775

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Indonesia, 10.50%, 8/15/30	360,000,000	25
Republic of Indonesia, 10.50%, 7/15/38	145,000,000	10
Republic of Indonesia, 11.00%, 9/15/25	1,927,000,000	136
		30,865
Total Indonesia (Cost $46,107)		36,773

KENYA 0.4%
Government Bonds 0.4%
Republic of Kenya, 6.875%, 6/24/24 (USD)	1,685,000	1,613
Total Kenya (Cost $1,753)		1,613

MALAYSIA 5.2%
Government Bonds 5.2%
Government of Malaysia, 3.743%, 8/26/21	160,000	38
Government of Malaysia, 3.80%, 8/17/23	60,000	14
Government of Malaysia, 3.948%, 4/14/22	245,000	58
Government of Malaysia, 4.181%, 7/15/24	240,000	58
Government of Malaysia, 4.232%, 6/30/31	24,285,000	5,880
Government of Malaysia, 4.254%, 5/31/35	127,000	31
Government of Malaysia, 4.39%, 7/7/23	251,000	60
Government of Malaysia, 4.392%, 4/15/26	53,287,000	13,093
Government of Malaysia, 4.498%, 4/15/30	135,000	33
Government of Malaysia, 4.762%, 4/7/37	100,000	25
Government of Malaysia, 4.935%, 9/30/43	5,740,000	1,478
Government of Malaysia, 5.248%, 9/15/28	470,000	123
Total Malaysia (Cost $21,585)		20,891

MEXICO 6.3%
Government Bonds 6.3%
Mexican Udibonos, Inflation-Indexed, 2.00%, 6/9/22	324,980	13
Mexican Udibonos, Inflation-Indexed, 4.50%, 12/4/25	98,020,498	4,306
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Petroleos Mexicanos, 7.47%, 11/12/26	24,410,000	782
United Mexican States, 5.75%, 3/5/26	37,000,000	1,475
United Mexican States, 7.50%, 6/3/27	125,096,800	5,365
United Mexican States, 7.75%, 5/29/31	183,599,000	7,943
United Mexican States, 7.75%, 11/13/42	600,000	25
United Mexican States, 8.00%, 11/7/47	500,000	21
United Mexican States, 8.50%, 11/18/38	118,210,000	5,271
United Mexican States, 10.00%, 12/5/24	3,878,000	185
Total Mexico (Cost $30,842)		25,386

PERU 4.3%
Corporate Bonds 0.1%
Banco de Credito del Peru, 4.85%, 10/30/20 (1)	843,000	249
		249
Government Bonds 4.2%
Republic of Peru, 5.40%, 8/12/34 (1)	30,000	9
Republic of Peru, 6.15%, 8/12/32 (1)	8,115,000	2,545
Republic of Peru, 6.35%, 8/12/28 (1)	7,919,000	2,568
Republic of Peru, 6.35%, 8/12/28	10,300,000	3,340
Republic of Peru, 6.90%, 8/12/37	25,768,000	8,673
		17,135
Total Peru (Cost $17,924)		17,384
PHILIPPINES 0.5%
Government Bonds 0.5%
Republic of Philippines, 6.25%, 3/12/24	98,000,000	2,052
Total Philippines (Cost $1,956)		2,052
POLAND 3.3%
Government Bonds 3.3%
Republic of Poland, 2.50%, 4/25/24	190,000	48

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Poland, 2.50%, 7/25/26	21,550,000	5,535
Republic of Poland, 2.50%, 7/25/27	465,000	119
Republic of Poland, 2.75%, 10/25/29	22,416,000	5,942
Republic of Poland, 3.25%, 7/25/25	138,000	37
Republic of Poland, 4.00%, 10/25/23	6,066,000	1,619
Republic of Poland, 5.75%, 10/25/21	533,000	139
Total Poland (Cost $13,815)		13,439
ROMANIA 4.5%
Government Bonds 4.5%
Republic of Romania, 2.124%, 7/16/31 (EUR)	165,000	167
Republic of Romania, 2.124%, 7/16/31 (EUR) (1)	685,000	695
Republic of Romania, 3.65%, 9/24/31	30,000	6
Republic of Romania, 4.40%, 9/25/23	9,550,000	2,213
Republic of Romania, 4.75%, 2/24/25	10,575,000	2,476
Republic of Romania, 5.00%, 2/12/29	25,045,000	5,782
Republic of Romania, 5.80%, 7/26/27	250,000	62
Republic of Romania, 5.85%, 4/26/23	28,670,000	6,926
Total Romania (Cost $19,608)		18,327
RUSSIA 10.0%
Government Bonds 10.0%
Russian Federation, 6.90%, 5/23/29	488,500,000	6,344
Russian Federation, 7.00%, 8/16/23	1,644,000	21
Russian Federation, 7.05%, 1/19/28	220,000,000	2,879
Russian Federation, 7.10%, 10/16/24	541,400,000	7,054
Russian Federation, 7.25%, 5/10/34	114,000,000	1,518
Russian Federation, 7.40%, 12/7/22	1,692,000	22
Russian Federation, 7.60%, 7/20/22	1,000,000	13
Russian Federation, 7.75%, 9/16/26	453,950,000	6,149
Russian Federation, 8.15%, 2/3/27	722,236,000	10,027

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Russian Federation, 8.50%, 9/17/31	419,380,000	6,111
Total Russia (Cost $47,805)		40,138

SERBIA 1.2%
Government Bonds 1.2%
Republic of Serbia, 5.875%, 2/8/28	430,400,000	4,860
Total Serbia (Cost $4,463)		4,860

SOUTH AFRICA 8.6%
Corporate Bonds 0.4%
Eskom Holdings SOC, 6.75%, 8/6/23 (USD)	1,200,000	901
Eskom Holdings SOC, 7.125%, 2/11/25 (USD)	930,000	670
		1,571
Government Bonds 8.2%
Republic of South Africa, 6.25%, 3/31/36	1,876,000	64
Republic of South Africa, 6.50%, 2/28/41	1,945,000	65
Republic of South Africa, 7.00%, 2/28/31	182,541,000	7,551
Republic of South Africa, 7.75%, 2/28/23	38,409,000	2,188
Republic of South Africa, 8.00%, 1/31/30	213,460,000	9,799
Republic of South Africa, 8.25%, 3/31/32	312,000	14
Republic of South Africa, 8.75%, 1/31/44	85,450,000	3,618
Republic of South Africa, 8.75%, 2/28/48	81,444,000	3,420
Republic of South Africa, 10.50%, 12/21/26	111,720,000	6,379
		33,098
Total South Africa (Cost $49,162)		34,669

SRI LANKA 0.5%
Government Bonds 0.5%
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)	200,000	130
Republic of Sri Lanka Treasury Bills, 8.323%, 11/27/20	410,000,000	2,066
Total Sri Lanka (Cost $2,285)		2,196

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SUPRANATIONAL 0.7%
Government Bonds 0.7%
European Bank for Reconstruction & Development, 5.60%,
1/30/25 (IDR)	40,230,000,000	2,397
European Investment Bank, 8.00%, 4/1/20 (TRY)	2,300,000	348
Total Supranational (Cost $3,755)		2,745

THAILAND 5.5%
Government Bonds 5.5%
Kingdom of Thailand, 2.125%, 12/17/26	3,191,000	103
Kingdom of Thailand, 2.875%, 6/17/46	950,000	32
Kingdom of Thailand, 3.30%, 6/17/38	425,000	16
Kingdom of Thailand, 3.40%, 6/17/36	257,825,000	9,654
Kingdom of Thailand, 3.65%, 6/20/31	200,360,000	7,247
Kingdom of Thailand, 3.775%, 6/25/32	61,197,000	2,297
Kingdom of Thailand, 4.875%, 6/22/29	1,100,000	43
Kingdom of Thailand, 5.50%, 3/13/23	1,212,000	42
Kingdom of Thailand, Inflation-Indexed, 1.20%, 7/14/21	545,750	16
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	90,697,811	2,632
Total Thailand (Cost $21,171)		22,082

TURKEY 1.3%
Government Bonds 1.3%
Republic of Turkey, 7.10%, 3/8/23	109,000	14
Republic of Turkey, 8.00%, 3/12/25	175,000	22
Republic of Turkey, 9.50%, 1/12/22	120,000	18
Republic of Turkey, 10.40%, 3/20/24	4,237,000	595
Republic of Turkey, 10.50%, 8/11/27	103,000	14
Republic of Turkey, 10.60%, 2/11/26	32,753,000	4,482
Republic of Turkey, 11.00%, 2/24/27	104,000	14

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Turkey, 12.40%, 3/8/28	75,000	11
Total Turkey (Cost $7,359)		5,170
UKRAINE 1.0%
Government Bonds 1.0%
Government of Ukraine, 6.75%, 6/20/26 (EUR) (1)	695,000	684
Government of Ukraine, 6.75%, 6/20/26 (EUR)	2,300,000	2,263
Government of Ukraine, 11.67%, 11/22/23	35,200,000	1,001
Total Ukraine (Cost $4,788)		3,948
UNITED STATES 0.8%
U. S. Government Agency Obligations (Excluding Mortgage-
Backed) 0.8%
U. S. Treasury Notes, 1.25%, 8/31/24	1,925,000	1,999
U. S. Treasury Notes, 1.75%, 6/30/24	1,360,000	1,439
Total United States (Cost $3,252)		3,438
URUGUAY 0.1%
Government Bonds 0.1%
Republic of Uruguay, 8.50%, 3/15/28	400,000	7
Republic of Uruguay, 8.50%, 3/15/28 (1)	14,500,000	271
Republic of Uruguay, 9.875%, 6/20/22	14,110,000	307
Total Uruguay (Cost $1,032)		585
SHORT-TERM INVESTMENTS 9.4%
Money Market Funds 5.5%
T. Rowe Price Government Reserve Fund, 0.95% (2)(3)	22,282,998	22,283
		22,283
U. S. Treasury Obligations 3.9%
U. S. Treasury Bills, 0.53%, 5/21/20 (4)	15,597,000	15,595
		15,595
Total Short-Term Investments (Cost $37,869)		37,878
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty	Description	Contracts	Notional Amount	$ Value
	EUR Put/RUB Call, 5/6/20 @ 72.00
Citibank	(RUB) (5)	1	6,450	4
	USD Call/SGD Put, 4/8/20 @ 1.40
Citibank	(SGD) (5)	1	10,685	165
	EUR Put/ZAR Call, 5/4/20 @ 16.65
Credit Suisse	(ZAR) (5)	1	6,450	6
Goldman	USD Call/IDR Put, 4/8/20 @
Sachs	14,000.00 (IDR) (5)	1	3,800	536
Total Options Purchased (Cost $173)				711
Total Investments in Securities 100.1%
(Cost $465,922)				$402,755
Other Assets Less Liabilities (0.1)%				(263)
Net Assets 100.0%				$402,492

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $16,447 and represents 4.1% of net assets.
(2)	Affiliated Companies
(3)	Seven-day yield
(4)	At March 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5)	Non-income producing
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M INR MIBOR	Six month INR MIBOR (Mumbai interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
BRL	Brazilian Real
BRL CDI	One day Brazilian Interbank Deposit Rate
CAD	Canadian Dollar
CHF	Swiss Franc
CLN	Credit Linked Note
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OTC	Over-the-counter
PEN	Peruvian New Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukraine Hryvnia
USD	U. S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
SWAPS 0.5%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.0%
Chile 0.0%
Barclays Bank, Protection Bought (Relevant
Credit: Republic of Chile, 3.88%, 8/5/20), Pay
1.00% Quarterly, Receive Upon credit default,
12/20/24 (USD)	3,600	32	(44)	76
Total Chile			(44)	76
Mexico 0.0%
Barclays Bank, Protection Bought (Relevant
Credit: United Mexican States, 4.15%, 3/28/27),
Pay 1.00% Quarterly, Receive Upon credit
default, 12/20/24 (USD)	2,380	130	11	119
Morgan Stanley, Protection Bought (Relevant
Credit: United Mexican States, 4.15%, 3/28/27),
Pay 1.00% Monthly, Receive Upon credit default,
12/20/24 (USD)	2,270	124	(22)	146
Total Mexico			(11)	265
Total Bilateral Credit Default Swaps, Protection Bought			(55)	341

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s, except Market Price)

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
Credit Default Swaps, Protection Sold (0.0)%
Brazil (0.0)%
Barclays Bank, Protection Sold (Relevant Credit:
Brazil Notas do Tesouro Nacional, 4.25%,
1/7/25 , $105.25*), Receive 1.00% Quarterly, Pay
Upon credit default, 6/20/25 (USD)	1,950	(160)	(113)	(47)
Total Brazil			(113)	(47)
Indonesia (0.0)%
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, 3.70%, 1/8/22,
$100.80 *), Receive 1.00% Quarterly, Pay Upon
credit default, 6/20/25 (USD)	1,900	(99)	(99)	—
Total Indonesia			(99)	—
South Africa (0.0)%
Barclays Bank, Protection Sold (Relevant Credit:
Republic of South Africa, 5.88%, 9/16/25,
$95.29 *), Receive 1.00% Quarterly, Pay Upon
credit default, 6/20/25 (USD)	2,850	(409)	(316)	(93)
Total South Africa			(316)	(93)
Total Bilateral Credit Default Swaps, Protection Sold			(528)	(140)

* Market price at March 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)**	$ Gain/(Loss)
Interest Rate Swaps 0.2%
Brazil 0.2%
Goldman Sachs, 3 Year Interest Rate Swap,
Receive Fixed 5.77% At Termination, Pay
Variable 3.65% (BRL CDI) At Termination, 7/3/23	13,500	8	—	8
Goldman Sachs, 3 Year Interest Rate Swap,
Receive Fixed 6.47% At Termination, Pay
Variable 3.65% (BRL CDI) At Termination, 1/3/22	13,000	116	—	116
Goldman Sachs, 3 Year Interest Rate Swap,
Receive Fixed 9.04% At Termination, Pay
Variable 3.65% (BRL CDI) At Termination, 7/1/21	5,050	116	—	116
Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 6.40% At Termination, Pay
Variable 3.65% (BRL CDI) At Termination, 7/3/23	12,400	59	—	59
Goldman Sachs, 4 Year Interest Rate Swap,
Receive Fixed 8.65% At Termination, Pay
Variable 3.65% (BRL CDI) At Termination, 7/1/22	25,000	501	—	501
Goldman Sachs, 5 Year Interest Rate Swap,
Receive Fixed 5.835% At Termination, Pay
Variable 3.65% (BRL CDI) At Termination, 1/2/25	16,000	(71)	—	(71)
Total Brazil			—	729
Total Bilateral Interest Rate Swaps			—	729
Total Bilateral Swaps			(583)	930

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold (0.0)%
United States (0.0)%
Protection Sold (Relevant Credit: Markit CDX. EM-
S33, 5 Year Index), Receive 1.00% Quarterly, Pay
Upon credit default, 6/20/25	5,725	(656)	(672)	16
Total United States				16
Total Centrally Cleared Credit Default Swaps, Protection Sold				16
Interest Rate Swaps 0.3%
Czech Republic 0.0%
5 Year Interest Rate Swap, Pay Fixed 2.025%
Annually, Receive Variable 2.22% (6M CZK
PRIBOR) Semi-Annually, 12/27/24	94,400	(225)	—	(225)
5 Year Interest Rate Swap, Receive Fixed 1.74%
Annually, Pay Variable 2.42% (6M CZK PRIBOR)
Semi-Annually, 2/13/23	24,200	23	—	23
5 Year Interest Rate Swap, Receive Fixed
2.543% Annually, Pay Variable 2.22% (6M CZK
PRIBOR) Semi-Annually, 10/29/23	19,300	52	—	52
8 Year Interest Rate Swap, Receive Fixed 1.59%
Annually, Pay Variable 2.22% (6M CZK PRIBOR)
Semi-Annually, 6/20/27	85,500	233	—	233
Total Czech Republic				83
India 0.0%
5 Year Interest Rate Swap, Pay Fixed 5.10%
Semi-Annually, Receive Variable 6.22% (6M INR
MIBOR) Semi-Annually, 2/13/25	233,000	19	—	19
Total India				19

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
Mexico 0.2%
4 Year Interest Rate Swap, Receive Fixed 6.50%
28 days, Pay Variable 6.768% (MXIBTIIE) 28
days, 3/21/24	70,000	42	1	41
5 Year Interest Rate Swap, Receive Fixed 6.54%
28 days, Pay Variable 6.749% (MXIBTIIE) 28
days, 12/3/24	39,500	17	1	16
5 Year Interest Rate Swap, Receive Fixed
6.575% 28 days, Pay Variable 7.253% (MXIBTIIE)
28 days, 9/13/24	56,500	30	—	30
5 Year Interest Rate Swap, Receive Fixed
7.235% 28 days, Pay Variable 7.241% (MXIBTIIE)
28 days, 6/24/24	52,000	88	—	88
5 Year Interest Rate Swap, Receive Fixed
7.485% 28 days, Pay Variable 7.217% (MXIBTIIE)
28 days, 6/5/24	40,200	84	—	84
5 Year Interest Rate Swap, Receive Fixed
7.495% 28 days, Pay Variable 7.217% (MXIBTIIE)
28 days, 6/5/24	110,000	233	—	233
5 Year Interest Rate Swap, Receive Fixed 7.91%
28 days, Pay Variable 7.218% (MXIBTIIE) 28
days, 9/22/23	85,000	222	1	221
Total Mexico				713
Poland 0.1%
5 Year Interest Rate Swap, Receive Fixed
2.515% Annually, Pay Variable 1.20% (6M PLN
WIBOR) Semi-Annually, 9/25/23	25,000	440	—	440
5 Year Interest Rate Swap, Receive Fixed
2.536% Annually, Pay Variable 1.19% (6M PLN
WIBOR) Semi-Annually, 9/28/23	19,770	353	—	353

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed 2.048%
Annually, Receive Variable 1.79% (6M PLN
WIBOR) Semi-Annually, 1/14/30	10,800	(244)	1	(245)
Total Poland				548
Total Centrally Cleared Interest Rate Swaps				1,363
Total Centrally Cleared Swaps				1,379
Net payments (receipts) of variation margin to date				(1,158)
Variation margin receivable (payable) on centrally cleared
swaps				$221
** Includes interest purchased or sold but not yet collected of $2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Bank of America	4/9/20	IDR	78,398,690USD	5,680	$ (878)
Bank of America	4/9/20	INR	180,121USD	2,520	(144)
Bank of America	4/9/20	USD	18KRW	20,833	1
Bank of America	4/16/20	CZK	90,186USD	3,574	54
Bank of America	4/16/20	USD	3,118CZK	77,071	17
Bank of America	4/16/20	USD	2,860CZK	71,362	(11)
Bank of America	4/16/20	USD	2,079PHP	107,996	(36)
Bank of America	4/16/20	USD	1,994RON	8,933	(41)
Bank of America	4/17/20	RUB	134,521USD	1,683	32
Bank of America	4/17/20	RUB	1,840USD	30	(6)
Bank of America	4/17/20	USD	4,096HUF	1,282,254	174
Bank of America	4/17/20	USD	546RUB	33,810	115
Bank of America	5/15/20	PLN	16,753USD	4,003	46
Bank of America	5/15/20	USD	2,103PLN	8,914	(51)
Bank of America	6/5/20	MYR	9,490USD	2,255	(58)
Bank of America	6/5/20	USD	39MYR	170	(1)
Bank of America	6/5/20	USD	1,347PHP	69,044	8
Bank of America	6/12/20	USD	380CNH	2,675	3
Bank of America	6/12/20	USD	2,344ZAR	41,933	23
Bank of America	6/12/20	ZAR	37,113USD	2,263	(208)
Bank of America	7/17/20	CZK	71,362USD	2,866	10
Bank of America	7/17/20	CZK	77,071USD	3,124	(18)
Barclays Bank	4/9/20	IDR	16,641,218USD	1,154	(134)
Barclays Bank	4/9/20	USD	7,045INR	512,877	281
Barclays Bank	4/24/20	CAD	4,724USD	3,278	79
Barclays Bank	6/5/20	CLP	2,779,835USD	3,440	(186)
Barclays Bank	6/12/20	USD	5,122ZAR	86,988	305
BNP Paribas	4/8/20	PEN	18,172USD	5,455	(162)
BNP Paribas	4/16/20	USD	1,011CZK	24,464	27
BNP Paribas	4/16/20	USD	5,485RON	23,764	71
BNP Paribas	4/17/20	RUB	182,475USD	2,855	(529)
BNP Paribas	5/15/20	PLN	72,624USD	18,650	(1,099)
BNP Paribas	5/22/20	CHF	3,210EUR	3,019	8
BNP Paribas	6/2/20	BRL	46,407USD	10,626	(1,733)
BNP Paribas	6/5/20	CLP	953,377USD	1,111	5
BNP Paribas	6/5/20	CLP	4,216,704USD	5,223	(288)
BNP Paribas	6/5/20	COP	6,314,314USD	1,791	(244)
BNP Paribas	6/5/20	USD	2,452CLP	2,147,579	(62)
BNP Paribas	6/5/20	USD	2,214COP	8,519,532	127
BNP Paribas	6/5/20	USD	1,082COP	4,463,568	(12)
Canadian Imperial Bank of
Commerce	4/24/20	USD	2,297CAD	3,071	114
Canadian Imperial Bank of
Commerce	5/22/20	EUR	3,312USD	3,794	(133)
Canadian Imperial Bank of
Commerce	5/29/20	EUR	459USD	526	(18)
Canadian Imperial Bank of
Commerce	6/12/20	USD	4,708ZAR	77,177	434
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Citibank	4/9/20	KRW	4,309,767USD	3,474	$ 66
Citibank	4/9/20	USD	28KRW	32,995	1
Citibank	4/16/20	CZK	335,653USD	14,776	(1,271)
Citibank	4/16/20	RSD	311,866USD	2,884	43
Citibank	4/16/20	RSD	469,530USD	4,444	(37)
Citibank	4/16/20	USD	2,733RSD	296,085	(46)
Citibank	4/17/20	USD	37RUB	2,429	6
Citibank	4/24/20	USD	7,087CAD	9,260	505
Citibank	4/24/20	USD	9,430CHF	9,064	1
Citibank	4/28/20	USD	2,447EGP	41,526	(154)
Citibank	5/15/20	PLN	15,010USD	3,839	(212)
Citibank	5/22/20	EUR	2,291USD	2,491	41
Citibank	5/29/20	EUR	54USD	59	1
Citibank	6/5/20	UAH	11,996USD	428	(14)
Citibank	6/5/20	USD	16THB	528	—
Citibank	6/12/20	CNH	25,037USD	3,608	(81)
Citibank	8/11/20	LKR	371,512USD	2,014	(58)
Citibank	8/11/20	USD	3,250LKR	597,838	103
Credit Suisse	4/8/20	PEN	8,777USD	2,588	(32)
Credit Suisse	4/9/20	IDR	18,904,527USD	1,351	(193)
Credit Suisse	4/9/20	USD	2,747IDR	37,754,000	434
Credit Suisse	6/5/20	CLP	1,286,954USD	1,504	2
Credit Suisse	6/5/20	CLP	551,552USD	653	(7)
Credit Suisse	6/5/20	USD	4,761CLP	3,915,732	178
Deutsche Bank	4/16/20	USD	3,376CZK	83,592	12
Deutsche Bank	4/16/20	USD	6,697CZK	166,765	(13)
Deutsche Bank	4/17/20	TRY	31,217USD	5,131	(435)
Deutsche Bank	6/5/20	USD	4,692MYR	19,813	105
Deutsche Bank	7/17/20	CZK	166,765USD	6,708	12
Deutsche Bank	7/17/20	CZK	83,592USD	3,383	(14)
Goldman Sachs	4/9/20	IDR	41,944,423USD	3,042	(472)
Goldman Sachs	4/9/20	USD	983IDR	16,193,462	(9)
Goldman Sachs	4/9/20	USD	5,962TWD	177,561	83
Goldman Sachs	4/17/20	RUB	272,164USD	4,353	(884)
Goldman Sachs	5/22/20	EUR	731USD	809	(2)
Goldman Sachs	5/29/20	EUR	2,034USD	2,251	(2)
Goldman Sachs	5/29/20	USD	1,210EUR	1,078	19
Goldman Sachs	6/5/20	COP	19,891,865USD	5,690	(817)
Goldman Sachs	6/5/20	PHP	115,364USD	2,235	1
Goldman Sachs	6/5/20	THB	388,383USD	12,217	(379)
Goldman Sachs	6/5/20	USD	7,362COP	26,764,228	805
Goldman Sachs	6/5/20	USD	8THB	266	—
Goldman Sachs	7/9/20	IDR	16,079,141USD	957	12
Goldman Sachs	7/9/20	IDR	20,383,473USD	1,397	(169)
Goldman Sachs	7/10/20	IDR	150,583USD	9	—
HSBC Bank	4/9/20	IDR	18,657,963USD	1,359	(216)
HSBC Bank	4/9/20	TWD	388,566USD	12,849	17
HSBC Bank	4/9/20	TWD	46,324USD	1,542	(8)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
					Unrealized
Counterparty	Settlement		Receive		Deliver	Gain/(Loss)
HSBC Bank	4/9/20	USD	82	IDR	1,127,999	$ 12
HSBC Bank	4/9/20	USD	7,799	INR	564,009	360
HSBC Bank	4/9/20	USD	574	INR	43,499	—
HSBC Bank	4/9/20	USD	3,586	KRW	4,255,939	90
HSBC Bank	4/9/20	USD	8,653	TWD	257,329	133
HSBC Bank	4/17/20	MXN	51,908	USD	2,672	(489)
HSBC Bank	4/17/20	USD	2,268	MXN	57,061	(131)
HSBC Bank	6/5/20	MYR	5,037	USD	1,138	28
HSBC Bank	6/5/20	MYR	51,328	USD	12,126	(244)
HSBC Bank	6/5/20	PHP	10,109	USD	193	3
HSBC Bank	6/5/20	USD	2,392	MYR	10,025	71
HSBC Bank	6/5/20	USD	25	MYR	110	(1)
HSBC Bank	6/5/20	USD	4,430	PHP	229,625	(21)
HSBC Bank	6/5/20	USD	4,718	THB	151,558	98
HSBC Bank	6/12/20	CNH	11,227	USD	1,584	(2)
HSBC Bank	6/12/20	USD	268	CNH	1,891	2
HSBC Bank	6/12/20	ZAR	49,672	USD	3,117	(367)
HSBC Bank	7/10/20	USD	13,030	TWD	388,566	5
JPMorgan Chase	4/8/20	PEN	15	USD	4	—
JPMorgan Chase	4/8/20	PEN	11,848	USD	3,522	(71)
JPMorgan Chase	4/8/20	USD	36	PEN	120	1
JPMorgan Chase	4/8/20	USD	44	PEN	152	—
JPMorgan Chase	4/9/20	IDR	96,970	USD	6	—
JPMorgan Chase	4/9/20	USD	2,294	IDR	31,964,521	336
JPMorgan Chase	4/9/20	USD	534	INR	39,043	20
JPMorgan Chase	4/16/20	CZK	33,568	USD	1,478	(128)
JPMorgan Chase	4/16/20	RON	29,349	USD	6,532	155
JPMorgan Chase	4/16/20	RON	73	USD	17	—
JPMorgan Chase	4/16/20	RSD	24,098	USD	228	(1)
JPMorgan Chase	4/16/20	USD	5,765	CZK	132,882	419
JPMorgan Chase	4/16/20	USD	14	CZK	359	—
JPMorgan Chase	4/16/20	USD	1,427	RON	6,211	12
JPMorgan Chase	4/16/20	USD	3,935	RON	17,866	(135)
JPMorgan Chase	4/16/20	USD	1,797	RSD	189,772	17
JPMorgan Chase	4/17/20	HUF	485,954	USD	1,530	(44)
JPMorgan Chase	4/17/20	MXN	1,193	USD	49	1
JPMorgan Chase	4/17/20	MXN	89,904	USD	4,614	(834)
JPMorgan Chase	4/17/20	RUB	1,346	USD	17	—
JPMorgan Chase	4/17/20	RUB	214,691	USD	3,224	(487)
JPMorgan Chase	4/17/20	TRY	527	USD	87	(7)
JPMorgan Chase	4/17/20	USD	4,614	HUF	1,384,722	379
JPMorgan Chase	4/17/20	USD	527	MXN	10,070	103
JPMorgan Chase	4/17/20	USD	6	MXN	152	—
JPMorgan Chase	4/17/20	USD	7,215	RUB	525,619	514
JPMorgan Chase	4/17/20	USD	1,527	RUB	121,790	(25)
JPMorgan Chase	4/17/20	USD	4,431	TRY	27,579	282
JPMorgan Chase	4/24/20	CAD	556	USD	390	5
JPMorgan Chase	4/24/20	CAD	3,121	USD	2,356	(138)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
JPMorgan Chase	4/24/20	CHF	4,804USD	4,974	$ 24
JPMorgan Chase	4/24/20	USD	275CAD	364	16
JPMorgan Chase	4/24/20	USD	3,715CHF	3,607	(37)
JPMorgan Chase	5/15/20	PLN	10,557USD	2,599	(48)
JPMorgan Chase	5/15/20	USD	1,123PLN	4,451	47
JPMorgan Chase	5/22/20	CHF	926USD	969	(4)
JPMorgan Chase	5/22/20	EUR	15USD	17	—
JPMorgan Chase	5/22/20	USD	3,579EUR	3,206	36
JPMorgan Chase	5/29/20	EUR	3,049USD	3,344	26
JPMorgan Chase	6/2/20	BRL	33USD	7	(1)
JPMorgan Chase	6/2/20	USD	9BRL	43	1
JPMorgan Chase	6/5/20	CLP	27,652USD	34	(1)
JPMorgan Chase	6/5/20	COP	13,595USD	3	—
JPMorgan Chase	6/5/20	COP	129,669USD	37	(5)
JPMorgan Chase	6/5/20	THB	37,632USD	1,144	3
JPMorgan Chase	6/5/20	THB	117,005USD	3,650	(83)
JPMorgan Chase	6/5/20	UAH	37,911USD	1,465	(158)
JPMorgan Chase	6/5/20	USD	1,906CLP	1,557,403	83
JPMorgan Chase	6/5/20	USD	19COP	69,254	2
JPMorgan Chase	6/5/20	USD	1,269THB	40,769	26
JPMorgan Chase	6/12/20	CNH	7,722USD	1,102	(14)
JPMorgan Chase	6/12/20	SGD	3,251USD	2,251	39
JPMorgan Chase	6/12/20	USD	1,134CNH	7,900	21
JPMorgan Chase	7/10/20	PEN	50USD	14	—
JPMorgan Chase	7/17/20	CZK	359USD	14	—
JPMorgan Chase	7/17/20	CZK	1,409USD	57	—
Morgan Stanley	4/8/20	PEN	4,069USD	1,200	(15)
Morgan Stanley	4/8/20	USD	6,073PEN	20,234	179
Morgan Stanley	4/8/20	USD	1,299PEN	4,534	(22)
Morgan Stanley	4/9/20	USD	1,315IDR	18,483,647	183
Morgan Stanley	4/16/20	USD	754RON	3,325	(4)
Morgan Stanley	4/17/20	MXN	89,119USD	3,792	(45)
Morgan Stanley	4/17/20	USD	402HUF	132,190	(2)
Morgan Stanley	4/17/20	USD	1,258TRY	8,337	4
Morgan Stanley	5/15/20	USD	2,095PLN	8,711	(10)
Morgan Stanley	5/22/20	CHF	460USD	477	2
Morgan Stanley	6/2/20	BRL	11,477USD	2,541	(341)
Morgan Stanley	6/5/20	CLP	953,377USD	1,107	9
Morgan Stanley	6/5/20	COP	6,314,314USD	1,776	(229)
Morgan Stanley	6/5/20	THB	80,316USD	2,541	(93)
Morgan Stanley	6/5/20	USD	1,918CLP	1,594,040	52
Morgan Stanley	6/12/20	USD	1,983CNH	14,065	2
Morgan Stanley	6/12/20	USD	2,342SGD	3,251	52
Morgan Stanley	6/12/20	USD	836ZAR	15,085	1
Morgan Stanley	7/17/20	USD	692CZK	17,269	(4)
NatWest Bank	4/17/20	TRY	63,322USD	10,526	(1,001)
RBC Dominion Securities	4/17/20	MXN	22,998USD	971	(4)
RBC Dominion Securities	5/15/20	USD	16PLN	64	—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
				Unrealized
Counterparty	Settlement		Receive	Deliver	Gain/(Loss)
Standard Chartered	4/9/20	USD	2,920IDR	40,175,615	$ 459
Standard Chartered	4/28/20	EGP	41,526USD	2,478	124
Standard Chartered	6/5/20	USD	3,836THB	126,649	(25)
State Street	4/16/20	USD	2,163RON	9,328	37
State Street	4/17/20	MXN	293,126USD	15,440	(3,115)
State Street	4/24/20	USD	2,496CHF	2,410	(11)
State Street	5/29/20	USD	8,200EUR	7,536	(130)
State Street	6/2/20	BRL	9,240USD	2,105	(334)
State Street	6/2/20	USD	1,237BRL	6,237	42
State Street	6/12/20	USD	637ZAR	11,255	14
UBS Investment Bank	4/9/20	IDR	4,596,468USD	333	(51)
UBS Investment Bank	4/9/20	INR	171,507USD	2,379	(117)
UBS Investment Bank	4/9/20	USD	2,433IDR	33,421,838	386
UBS Investment Bank	4/16/20	CZK	411,922USD	18,106	(1,532)
UBS Investment Bank	4/16/20	RON	12,529USD	2,882	(27)
UBS Investment Bank	4/16/20	USD	2,975CZK	73,757	7
UBS Investment Bank	4/16/20	USD	6,304CZK	157,066	(16)
UBS Investment Bank	4/17/20	HUF	1,082,464USD	3,627	(316)
UBS Investment Bank	4/17/20	USD	195HUF	58,078	17
UBS Investment Bank	5/15/20	USD	2,906PLN	11,542	117
UBS Investment Bank	5/22/20	USD	119EUR	106	1
UBS Investment Bank	5/29/20	USD	876EUR	819	(30)
UBS Investment Bank	6/5/20	CLP	1,400,368USD	1,727	(88)
UBS Investment Bank	6/12/20	USD	434CNH	3,053	4
UBS Investment Bank	6/12/20	USD	4,612ZAR	73,597	537
UBS Investment Bank	6/12/20	ZAR	16USD	1	—
UBS Investment Bank	7/17/20	CZK	157,066USD	6,317	13
UBS Investment Bank	7/17/20	CZK	73,757USD	2,981	(9)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(12,631)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 15 Euro BUND contracts	6/20	(2,854)	$43
Short, 1 Euro BUXL thirty year bond contracts	6/20	(232)	8
Short, 3 U. S. Treasury Long Bonds contracts	6/20	(537)	(45)
Long, 50 U. S. Treasury Notes five year contracts	6/20	6,268	38
Short, 7 Ultra U. S. Treasury Bonds contracts	6/20	(1,553)	(9)
Short, 33 Ultra U. S. Treasury Notes ten year contracts	6/20	(5,149)	(291)
Net payments (receipts) of variation margin to date			325

Variation margin receivable (payable) on open futures contracts			$69

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$79	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$23,776	¤	¤	$22,283	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $79 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $22,283.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Local Currency Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EMERGING MARKETS LOCAL CURRENCY BOND FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 364,166	$ —	$ 364,166
Short-Term Investments	22,283	15,595	—	37,878
Options Purchased	—	711	—	711
Total Securities	22,283	380,472	—	402,755
Swaps	—	1,307	—	1,307
Forward Currency Exchange Contracts	—	9,993	—	9,993
Futures Contracts	69	—	—	69
Total	$22,352	$ 391,772	$ —	$ 414,124
Liabilities
Swaps	$—	$ 739	$ —	$ 739
Forward Currency Exchange Contracts	—	22,624	—	22,624
Total	$—	$ 23,363	$ —	$ 23,363

1Includes Corporate Bonds, Government Bonds, U.S. Government Agency Obligations (Excluding Mortgage-
Backed).